Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

(THE “TRUST”)

pacific capital u.s. Government money market FUND

(THE “FUND”)

Supplement dated April 6, 2021 to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2020

The Fund will cease accepting purchase orders and will be closed to all new and existing investors on April 14, 2021.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE